[front cover]


                             STATE STREET RESEARCH
                         INTERNATIONAL FIXED INCOME FUND


SEMIANNUAL REPORT
April 30, 1997


-----------------------------------
            WHAT'S INSIDE
-----------------------------------

Complete Portfolio Holdings
and Financial Statements


  [DALBAR box logo]
  DALBAR KEY HONORS
    COMMITMENT TO:
      INVESTORS
         1996

    For Excellence
          in
 Shareholder Service


                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH INTERNATIONAL FIXED INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

April 30, 1997

----------------------------------------------------------------------------------------------------------
                                                            Principal      Maturity           Value
                                                             Amount          Date            (Note 1)
----------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 85.6%
Australia 4.2%
Government of Australia,                                Australian Dollar
  7.50%   .............................................         1,500,000     7/15/2005      $ 1,153,443
                                                                                             -----------
Austria 2.2%                                               Pound Sterling
Oest Kontrollbank, 9.25% ..............................           350,000     7/15/2002          604,842
                                                                                             -----------
Belgium 1.4%                                                Belgian Franc
Kingdom of Belgium, 9.00%   ...........................        12,000,000     6/27/2001          390,680
                                                                                             -----------
Canada 4.0%                                               Canadian Dollar
Government of Canada, 7.00% ...........................         1,500,000    12/01/2006        1,101,968
                                                                                             -----------
Denmark 5.5%                                                 Danish Krone
Kingdom of Denmark, 9.00%   ...........................         3,000,000    11/15/2000          514,543
Kingdom of Denmark, 8.00%   ...........................         6,000,000    11/15/2001        1,008,694
                                                                                             -----------
                                                                                               1,523,237
France 13.1%                                                 Japanese Yen
Credit Local de France, 6.00%  ........................       100,000,000    10/31/2001          932,564
Credit Foncier de France,                                   Deutsche Mark
  7.25%   .............................................         1,500,000     2/24/2003          938,474
                                                             French Franc
Government of France, 8.50% ...........................         4,500,000    11/25/2002          902,699
Government of France, 6.75% ...........................         4,500,000    10/25/2003          836,854
                                                                                             -----------
                                                                                               3,610,591
                                                                                             -----------
Germany 18.8%
Bayerische Landesbank                                      Pound Sterling
  Girozentrale, 7.88% .................................           750,000    12/07/2006        1,211,001
Federal Republic of Germany,                                Deutsche Mark
  6.50%   .............................................         1,500,000     7/15/2003          924,616
KFW International Finance,
  6.25%   .............................................         2,000,000    10/15/2003        1,211,456
LKB Baden Wurttemb, 6.63%   ...........................         1,500,000     8/20/2003          922,451
Sudwest Landesbank, 6.75%   ...........................         1,500,000     8/26/2003          932,629
                                                                                             -----------
                                                                                               5,202,153
                                                                                             -----------
Italy 5.6%                                                   Italian Lira
Republic of Italy, 10.50%   ...........................     1,000,000,000     4/01/2005          681,297
Republic of Italy, 9.50% ..............................     1,400,000,000     2/01/1999          853,406
                                                                                             -----------
                                                                                               1,534,703
                                                                                             -----------
Japan 5.5%
Tokyo Electric Power Co. Inc.,                             Pound Sterling
  11.00%  .............................................           200,000     6/05/2001          360,616
Asian Development Bank,                                      Japanese Yen
  5.63%   .............................................       100,000,000     2/18/2002          929,117
Japan Development Bank,
  6.50%   .............................................        23,000,000     9/20/2001          218,906
                                                                                             -----------
                                                                                               1,508,639
                                                                                             -----------

---------------------------------------------------------------------------------------------------------
                                                            Principal       Maturity           Value
                                                             Amount           Date            (Note 1)
---------------------------------------------------------------------------------------------------------
Netherlands 5.6%
Government of Netherlands,                                  Dutch Guilder
  6.50%   .............................................         2,800,000    4/15/2003      $ 1,539,907
                                                                                            -----------
Spain 2.3%                                                 Spanish Peseta
Government of Spain, 8.00%  ...........................        85,000,000    5/30/2004          630,502
                                                                                            -----------
Sweden 1.1%                                                 Swedish Krona
Kingdom of Sweden, 13.00%   ...........................        2,000,000     6/15/2001          318,215
                                                                                            -----------
United Kingdom 6.3%
United Kingdom Treasury                                    Pound Sterling
  6.75%   .............................................         1,100,000   11/26/2004        1,727,663
                                                                                            -----------
Supranational 10.0%
European Investment Bank,                                    Japanese Yen
  6.63%   .............................................       100,000,000    3/15/2000          907,945
Inter-American Development
  Bank, 6.75%   .......................................       100,000,000    2/20/2001          941,427
European Economic Community,                                Deutsche Mark
  6.50%   .............................................         1,500,000    3/10/2000          921,151
                                                                                            -----------
                                                                                              2,770,523
                                                                                            -----------
Total Fixed Income Securities and Investments
  (Cost $23,435,242)--85.6% ...........................                                      23,617,066
Cash and Other Assets, Less Liabilities--14.4%   ......                                       3,964,027
                                                                                            -----------
Net Assets--100.0%    .................................                                     $27,581,093
                                                                                            ===========
Federal Income Tax Information:
At April 30, 1997 the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $23,435,242 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost .......................................                                     $   949,031
                                                                                            -----------
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value ..........................................                                        (767,207)
                                                                                            -----------
                                                                                            $   181,824
                                                                                            ===========

--------------------------------------------------------------------------------

The principal amount of each security is stated in the currency in which the security is denominated.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL FIXED INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1997

Assets
Investments, at value (Cost $23,435,242) (Note 1)......   $23,617,066
Foreign currency, at value (Cost $1,914,899)  .........     1,765,047
Cash   ................................................     1,793,327
Interest receivable   .................................       684,327
Receivable from Distributor (Note 3) ..................        26,671
Foreign tax receivable   ..............................        10,281
Other assets ..........................................         7,319
                                                          -----------
                                                           27,904,038
Liabilities
Payable for fund shares redeemed  .....................       106,386
Accrued directors' fees (Note 2)  .....................        43,095
Accrued transfer agent and shareholder services
  (Note 2)   ..........................................        32,818
Accrued management fee (Note 2)   .....................        17,279
Accrued distribution and service fees (Note 5)   ......         3,410
Other accrued expenses   ..............................       119,957
                                                          -----------
                                                              322,945
                                                          -----------
                                                          $27,581,093
                                                          ===========
Net Assets
Net Assets consist of:
 Undistributed net investment income ..................   $   377,642
 Unrealized depreciation of investments
   and foreign currency  ..............................        (7,285)
 Accumulated net realized loss on investments
   and foreign currency  ..............................      (498,776)
 Shares of beneficial interest ........................    27,709,512
                                                          -----------
                                                          $27,581,093
                                                          ===========
Net Asset Value and redemption price per share of
  Class A shares ($1,539,295 [dividedby] 201,519 shares
  of beneficial interest)..............................         $7.64
                                                                =====
Maximum Offering Price per share of Class A shares
  ($7.64 [dividedby] .955)  ...........................         $8.00
                                                                =====
Net Asset Value and offering price per share of Class
  B shares ($2,981,141 [dividedby] 391,700 shares of
  beneficial interest)*  ..............................         $7.61
                                                                =====
Net Asset Value, offering price and redemption price
  per share of Class C shares ($22,436,442 [dividedby]
  2,932,602 shares of beneficial interest) ............         $7.65
                                                                =====
Net Asset Value and offering price per share of Class
  D shares ($624,215 [dividedby] 82,045 shares of
  beneficial interest)* ...............................         $7.61
                                                                =====

--------------------------------------------------------------------------------
*Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended April 30, 1997

Investment Income
Interest, net of foreign taxes of $10,579  ...............    $    823,685

     4    4Expenses
Management fee (Note 2)  .................................         113,820
Custodian fee   ..........................................          58,773
Transfer agent and shareholder services (Note 2) .........          38,734
Registration fees  .......................................          32,269
Audit fee ................................................          20,720
Reports to shareholders  .................................          12,415
Service fee-Class A (Note 5)   ...........................           2,641
Distribution and service fees-Class B (Note 5)   .........          17,866
Distribution and service fees-Class D (Note 5)   .........           6,215
Legal fees   .............................................           7,783
Directors' fees (Note 2) .................................           7,421
Miscellaneous   ..........................................           5,701
                                                              ------------
                                                                   324,358
Expenses borne by the Distributor (Note 3) ...............         (69,801)
                                                              ------------
                                                                   254,557
                                                              ------------
Net investment income ....................................         569,128
                                                              ------------
Realized and Unrealized Loss on Investments
  and Foreign Currency
Net realized loss on investments (Notes 1 and 4) .........        (150,292)
Net realized loss on foreign currency (Note 1)   .........        (348,962)
                                                              ------------
 Total net realized loss .................................        (499,254)
                                                              ------------
Net unrealized depreciation of investments ...............      (2,314,485)
Net unrealized depreciation of foreign currency  .........         (94,075)
                                                              ------------
 Total net unrealized depreciation   .....................      (2,408,560)
                                                              ------------
Net loss on investments and foreign currency  ............      (2,907,814)
                                                              ------------
Net decrease in net assets resulting from operations .....    $ (2,338,686)
                                                              ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL FIXED INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                      Six months ended      Year ended
                                      April 30, 1997      October 31, 1996
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
Net investment income  ............     $   569,128         $ 1,089,696
Net realized gain (loss) on
  investments and foreign
  currency*   .....................        (499,254)            321,172
Net unrealized depreciation of
  investments and foreign
  currency ........................      (2,408,560)           (946,914)
                                        -----------         -----------
Net increase (decrease)
  resulting from operations  ......      (2,338,686)            463,954
                                        -----------         -----------
Dividends from net
 investment income:
 Class A   ........................         (36,769)           (113,884)
 Class B   ........................         (42,180)           (143,579)
 Class C   ........................        (389,745)         (1,216,944)
 Class D   ........................         (16,497)            (59,902)
                                        -----------         -----------
                                           (485,191)         (1,534,309)
                                        -----------         -----------
 Distributions from net realized
  gains:
  Class A   ........................        (19,198)            (14,778)
  Class B   ........................        (34,108)            (20,669)
  Class C   ........................       (210,488)           (155,630)
  Class D   ........................        (13,166)             (7,956)
                                        -----------         -----------
                                           (276,960)           (199,033)
                                        -----------         -----------
Net increase (decrease) from
  fund share transactions
  (Note 7) ........................      (2,798,715)          4,103,576
                                        -----------         -----------
Total increase (decrease) in
  net assets  .....................      (5,899,552)          2,834,188

Net Assets
Beginning of period ...............      33,480,645          30,646,457
                                        -----------         -----------
End of period (including
  undistributed net
  investment income of
  $377,642 and $293,705,
  respectively)  ..................     $27,581,093         $33,480,645
                                        ===========         ===========
* Net realized gain for
  Federal income tax purposes
  (Note 1)  .......................     $       875         $   279,451
                                        ===========         ===========


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1997

Note 1

State Street Research International Fixed Income Fund (the "Fund"), is a diversified series of State Street Research Portfolios, Inc. ("Portfolios"), which was organized as a Maryland corporation in April, 1991 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in January, 1992. Portfolios consists presently of two separate funds: State Street Research International Fixed Income Fund and State Street Research International Equity Fund.

The investment objective of the Fund is to achieve the highest possible total return, consisting of income and realized and unrealized capital gains, consistent with prudent investment risk and preservation of capital, by investing primarily in high quality debt securities of non-U.S. issuers.

The Fund is authorized to issue four classes of shares. Shares of the Fund are currently available only to existing shareholders. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Directors declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation

Securities traded on domestic stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last reported sales price. Each security traded primarily on non-domestic securities exchanges is generally valued at the preceding closing value of such security on the exchange where it is primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Directors or its delegates. If no closing price is available, then such security is


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL FIXED INCOME FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

valued at the mean between the last current bid and asked prices or by using the last available closing price. Domestic securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers that make markets in the securities. All non-U.S. securities traded in the over-the-counter market are valued at the last sale quote or the last closing bid price, if there is no active trading in a particular security for a given day. Portfolio securities traded both in the over-the-counter market and on a securities exchange are valued according to the broadest and most representative market. Securities for which market quotations are not readily available are valued as determined in good faith by or under the authority of the Directors. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. Net Investment Income

Investment income is accrued daily as earned. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Portfolios.

D. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and amortized under the straight-line method over a period of five years.

G. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the finan- cial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2

The Fund and State Street Research & Management Company (the "Investment Manager"), a wholly owned indirect subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Investment Manager receives monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. The Investment Manager has entered into a Sub-Investment Management Agreement with GFM International Investors Limited (the "Sub-Investment Manager"), an affiliate of the Investment Manager and a substantially wholly owned, indirect subsidiary of Metropolitan, pursuant to which the Sub-Investment Manager has assumed the overall responsibility for managing the investments of the Fund. During the six months ended April 30, 1997, the Fund paid the Investment Manager $113,820 in management fees. The Fund has no responsibility for the payment of fees to the Sub-Investment Manager.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Fund's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 1997, the amount of such expenses was $11,917.

The fees of the Directors not currently affiliated with the Investment Manager amounted to $7,421 during the six months ended April 30, 1997.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended April 30, 1997, the amount of such expenses assumed by the Distributor and its affiliates was $69,801.

Note 4

For the six months ended April 30, 1997, purchases and sales of securities, exclusive of short-term obligations, aggregated $1,263,370 and $4,299,384, respectively.

Note 5

Portfolios has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended April 30, 1997, fees pursuant to such plan amounted to $2,641, $17,866 and $6,215 for Class A, Class B and Class D shares, respectively.

STATE STREET RESEARCH INTERNATIONAL FIXED INCOME FUND

--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

Note 5 (cont'd)

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $30 and $218, respectively, on sales of Class A shares of the Fund during the six months ended April 30, 1997, and that MetLife Securities, Inc. earned commissions aggregating $229 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $2,263 and $1,040 on redemptions of Class B and Class D shares, respectively, during the same period.

Note 6

At a meeting held on May 30, 1997, the shareholders approved a merger of the Fund into State Street Research Government Income Fund. The closing date for the merger will be on or about June 20, 1997.

Note 7

The authorized capital stock of the Fund currently consists of 100,000,000 shares, $.01 par value per share. The Fund reserves the right to issue additional classes of shares. At April 30, 1997, Metropolitan owned 2,769,170 Class C shares of the Fund.

Share transactions were as follows:

                                                          Six months ended                       Year ended
                                                           April 30, 1997                     October 31, 1996
                                                  ---------------------------------   ---------------------------------
Class A                                              Shares            Amount            Shares            Amount
-----------------------------------------------   ---------------   ---------------   ---------------   ---------------
Shares sold   .................................        18,445        $    146,635         239,978        $ 2,018,281
Issued upon reinvestment of:
 Distributions from net realized gains   ......         2,268              18,847           1,644             14,223
 Dividends from net investment income .........         3,896              32,803          10,609             89,660
Shares repurchased  ...........................      (155,221)         (1,258,159)       (159,405)        (1,342,020)
                                                    ---------        ------------       ---------        -----------
Net increase (decrease)   .....................      (130,612)       $ (1,059,874)         92,826        $   780,144
                                                    =========        ============       =========        ===========

Class B                                              Shares            Amount            Shares            Amount
-----------------------------------------------   ---------------   ---------------   ---------------   ---------------
Shares sold   .................................        13,075        $    106,694         332,479        $ 2,810,842
Issued upon reinvestment of:
 Distributions from net realized gains   ......         2,963              24,564           2,095             18,040
 Dividends from net investment income .........         2,926              24,516          11,765             99,331
Shares repurchased  ...........................      (105,768)           (833,131)       (192,808)        (1,619,138)
                                                    ---------        ------------       ---------        -----------
Net increase (decrease)   .....................       (86,804)       $   (677,357)        153,531        $ 1,309,075
                                                    =========        ============       =========        ===========
Class C                                              Shares            Amount            Shares            Amount
-----------------------------------------------   ---------------   ---------------   ---------------   ---------------
Shares sold   .................................        18,932        $    151,279         356,166        $ 3,010,729
Issued upon reinvestment of:
 Distributions from net realized gains   ......        25,190             209,329          17,927            154,527
 Dividends from net investment income    ......         2,503              21,066          11,325             96,005
Shares repurchased  ...........................       (48,769)           (393,667)       (232,104)        (1,931,942)
                                                    ---------        ------------       ---------        -----------
Net increase (decrease)   .....................        (2,144)       $    (11,993)        153,314        $ 1,329,319
                                                    =========        ============       =========        ===========
Class D                                              Shares            Amount            Shares            Amount
-----------------------------------------------   ---------------   ---------------   ---------------   ---------------
Shares sold   .................................         3,406        $     28,754         189,105        $ 1,599,158
Issued upon reinvestment of:
 Distributions from net realized gains   ......         1,559              12,940             889              7,646
 Dividends from net investment income    ......         1,618              13,585           4,851             40,579
Shares repurchased  ...........................      (139,133)         (1,104,770)       (113,909)          (962,345)
                                                    ---------        ------------       ---------        -----------
Net increase (decrease)   .....................      (132,550)       $ (1,049,491)         80,936        $   685,038
                                                    =========        ============       =========        ===========


STATE STREET RESEARCH INTERNATIONAL FIXED INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a share outstanding throughout each period:

                                                                            Class A
                                        -------------------------------------------------------------------------------
                                                                                  Year ended October 31
                                            Six months ended       ----------------------------------------------------
                                            April 30, 1997***        1996***      1995***             1994**
                                        -----------------------    ------------ ------------ --------------------------
Net asset value, beginning of period            $  8.45             $  8.80         $  8.31           $  7.99
                                                -------             -------         -------           -------
Net investment income*                             0.15                0.27            0.40              0.30
Net realized and unrealized gain
 (loss) on investments and
 foreign currency                                 (0.77)              (0.16)           0.72              0.27
                                                -------             -------         -------           -------
 Total from investment operations                 (0.62)               0.11            1.12              0.57
                                                -------             -------         -------           -------
Dividends from net investment income              (0.12)              (0.40)          (0.59)            (0.25)
Distributions from net realized gains             (0.07)              (0.06)          (0.04)               --
                                                -------             -------         -------           -------
 Total distributions                              (0.19)              (0.46)          (0.63)            (0.25)
                                                -------             -------         -------           -------

Net asset value, end of period                  $  7.64             $  8.45         $  8.80           $  8.31
                                                =======             =======         =======           =======
Total return                                      (7.49)%++            1.31%+         14.26%+            7.33%++
Net assets at end of period (000s)              $ 1,539             $ 2,807         $ 2,106           $ 1,079
Ratio of operating expenses to
 average net assets*                               1.75%+++            1.75%           1.74%             1.69%+++
Ratio of net investment income to
 average net assets*                               3.68%+++            3.25%           4.71%             5.79%+++
Portfolio turnover rate                            4.86%              45.84%          23.31%            38.84%
* Reflects voluntary assumption of
  fees or expenses per share in
  each period (Note 3)                          $  0.02             $  0.05         $  0.06           $  0.01


                                                                            Class B
                                        -------------------------------------------------------------------------------
                                                                                  Year ended October 31
                                            Six months ended       ----------------------------------------------------
                                            April 30, 1997***        1996***      1995***             1994**
                                        -------------------------- ------------ ------------ --------------------------
Net asset value, beginning of period            $  8.42             $  8.77         $  8.28           $  7.99
                                                -------             -------         -------           -------
Net investment income*                             0.12                0.21            0.34              0.27
Net realized and unrealized gain
 (loss) on investments and
 foreign currency                                 (0.77)              (0.16)           0.72              0.26
                                                -------             -------         -------           -------
 Total from investment operations                 (0.65)               0.05            1.06              0.53
                                                -------             -------         -------           -------

Dividends from net investment income              (0.09)              (0.34)          (0.53)            (0.24)
Distributions from net realized gains             (0.07)              (0.06)          (0.04)               --
                                                -------             -------         -------           -------

 Total distributions                              (0.16)              (0.40)          (0.57)            (0.24)
                                                -------             -------         -------           -------

Net asset value, end of period                  $  7.61             $  8.42         $  8.77           $  8.28
                                                =======             =======         =======           =======
Total return                                      (7.86)%++            0.61%+         13.53%+            6.73%++
Net assets at end of period (000s)              $ 2,981             $ 4,028         $ 2,851           $ 1,439
Ratio of operating expenses to
 average net assets*                               2.50%+++            2.50%           2.49%             2.43%+++
Ratio of net investment income to
 average net assets*                               2.93%+++            2.50%           3.94%             5.06%+++
Portfolio turnover rate                            4.86%              45.84%          23.31%            38.84%
* Reflects voluntary assumption of
  fees or expenses per share in
  each period (Note 3)                          $  0.02             $  0.05         $  0.06           $  0.02


                                                                                 Class C
                                        -------------------------------------------------------------------------------------
                                           Six months                                 Year ended October 31
                                              ended          ----------------------------------------------------------------
                                        April 30, 1997***     1996***    1995***     1994          1993          1992****
                                        -----------------    ---------   -------   --------      --------      ----------
Net asset value, beginning of period        $  8.46           $  8.81    $  8.32     $  8.24       $  7.85     $  7.40
                                            -------           -------    -------     -------       -------     -------
Net investment income*                         0.16              0.30       0.44        0.14          0.41        0.32
Net realized and unrealized gain
 (loss) on investments and
 foreign currency                             (0.77)            (0.17)      0.70        0.46          0.34        0.13
                                            -------           -------    -------    -------        -------     -------
 Total from investment operations             (0.61)             0.13       1.14        0.60          0.75        0.45
                                            -------           -------    -------    -------        -------     -------
Dividends from net investment income          (0.13)            (0.42)     (0.61)      (0.49)        (0.36)         --
Distributions from net realized gains         (0.07)            (0.06)     (0.04       (0.03)           --          --
                                            -------           -------    -------    -------        -------     -------
 Total distributions                          (0.20)            (0.48)     (0.65)      (0.52)        (0.36)         --
                                            -------           -------    -------    -------        -------     -------
Net asset value, end of period              $  7.65           $  8.46    $  8.81    $   8.32      $   8.24     $  7.85
                                            =======           =======    =======    ========      ========     =======
Total return                                  (7.35)%++          1.54%+    14.51%+      7.72%+        9.98%+      6.08%++
Net assets at end of period (000s)          $22,436           $24,840    $24,516    $ 23,319      $ 24,965     $22,299
Ratio of operating expenses to
 average net assets*                           1.50%+++          1.50%      1.49%       1.47%         1.50%       1.50%+++
Ratio of net investment income to
 average net assets*                           3.92%+++          3.50%      5.14%       5.62%         5.48%       5.63%+++
Portfolio turnover rate                        4.86%            45.84%     23.31       38.84%        20.44%      56.31%

* Reflects voluntary assumption of
  fees or expenses per share in
  each period (Note 3)                      $  0.02           $  0.05    $  0.06    $   0.03      $   0.03     $  0.04


                                                                         Class D
                                             ------------------------------------------------------------
                                                 Six months
                                                    ended                 Year ended October 31
                                                  April 30,        --------------------------------------
                                                    1997***         1996***      1995***      1994**
                                                  -----------      ---------   ---------    ------------
Net asset value, beginning of period                $  8.41         $  8.78      $  8.29      $  7.99
                                                      ------        -------      -------      -------
Net investment income*                                 0.12            0.21         0.34         0.27
Net realized and unrealized gain
 (loss) on investments and
 foreign currency                                     (0.76)          (0.17)        0.72         0.26
                                                      ------        -------      -------      -------
 Total from investment operations                     (0.64)           0.04         1.06         0.53
                                                      ------        -------      -------      -------
Dividends from net investment income                  (0.09)          (0.35)       (0.53)       (0.23)
Distributions from net realized gains                 (0.07)          (0.06)       (0.04)          --
                                                      ------        -------      -------      -------
 Total distributions                                  (0.16)          (0.41)       (0.57)        (0.23)
                                                      ------        -------      -------      -------
Net asset value, end of period                      $  7.61         $  8.41      $  8.78       $  8.29
                                                    =======         =======      =======       =======
Total return                                          (7.79)%++        0.39%+      13.49%+        6.81%++
Net assets at end of period (000s)                  $   624         $ 1,806      $ 1,173       $   536
Ratio of operating expenses to
 average net assets*                                   2.50%+++        2.50%        2.49%         2.45%+++
Ratio of net investment income to
 average net assets*                                   2.95%+++        2.50%        3.94%         4.98%+++
Portfolio turnover rate                                4.86%          45.84%       23.31%        38.84%
* Reflects voluntary assumption of
  fees or expenses per share in
  each period (Note 3)                              $  0.02         $  0.05      $  0.06       $  0.01

--------------------------------------------------------------------------------
  ** March 1, 1994 (commencement of share class designations) to October 31,
     1994.
 *** Per-share figures have been calculated using the average shares method. **** January 22, 1992 (commencement of operations) to October 31, 1992.
 +++ Annualized.
   + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
  ++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges.
     Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors of State Street
Research Portfolios, Inc. and the Shareholders of
State Street Research International Fixed Income Fund

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of State Street Research International Fixed Income Fund (a series of State Street Research Portfolios, Inc.), as of April 30, 1997, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended October 31, 1996 and the financial highlights for the six months ended April 30, 1997 and for each of the years in the five year period ended October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at April 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of State Street Research International Fixed Income Fund (a series of State Street Research Portfolios, Inc.) at April 30, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.





Deloitte & Touche LLP
Boston, Massachusetts
June 6, 1997

[back cover]

State Street Research International Fixed Income Fund           [indicia]
One Financial Center                                           Bulk Rate
Boston, MA 02111                                              U.S. Postage
                                                                  PAID
                                                              Randolph, MA
                                                             Permit No. 600







Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
         State Street Research
         Shareholder Services
         P.O. Box 8408
         Boston, MA 02266-8408

[State Street Research Logo]

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

The Dalbar award recognizes quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  3979-970620(0798)SSR-LD                        IF-816D-697IBS

[front cover]



                             STATE STREET RESEARCH
                           INTERNATIONAL EQUITY FUND


SEMIANNUAL REPORT
April 30, 1997


-----------------------------------
            WHAT'S INSIDE
-----------------------------------

Investment Update
About the Fund,
economy and markets

Fund Information
Facts and Figures

Plus, Complete Portfolio Holdings
and Financial Statements


  [DALBAR box logo]
  DALBAR KEY HONORS
    COMMITMENT TO:
      INVESTORS
         1996

    For Excellence
          in
 Shareholder Service


                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

[bullet] Continental European economies showed signs of an upturn featuring corporate earnings surprises and a continuation of the restructuring trend.
[bullet] Japan experienced slowing economic growth in the face of fiscal tightening and concerns over meltdown of its financial system.


The Markets

[bullet] Overseas stock markets showed improvement but continued to underperform U.S. stock markets. For the six months ended April 30, 1997, the Morgan Stanley EAFE Index, which is a commonly used indicator of international stock market performance, provided a total return of +1.57%. [1]
[bullet] Large-capitalization growth stocks, particularly those linked to the U.S. markets, were the best international performers.


THE FUND

Over the past six months

[bullet] For the six months ending April 30, 1997, International Equity Fund's
         Class A shares generated a total return of +2.49% (does not reflect sales charge), outperforming the Morgan Stanley EAFE Index. [2]
[bullet] The Fund's primary performance driver was an overweighted position in stocks of Continental Europe combined with an underweighting in Japanese stocks.
[bullet] The Fund underperformed the average total return of 6.17% provided by 396 fund classes in Lipper Analytical Services' International Funds category (does not reflect sales charge).

Current Strategy

[bullet] We are emphasizing positions in core markets of Germany and France given our expectations for a successful drive toward EMU (European Monetary Unit).
[bullet] We have increased allocation to Japan, believing negative sentiment could shift and an economic pickup should lead to upward revisions in corporate profit growth.
[bullet] We are regarding the Far East markets with caution with the exception of Australia, where we remain significantly overweighted and continue to see opportunities.

April 30, 1997

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1997, except for SEC average annual compound rates of return)
--------------------------------------------------------------------------------

SEC Average Annual Compound Rates of Return for periods ended April 30, 1997 (at maximum applicable sales charge) [3,4,5]

--------------------------------------------------------------------------------
               Life of Fund
              (since 1/22/92)           5 Years                1 Year
--------------------------------------------------------------------------------
Class A        +6.29%/+5.41%         +8.75%/+7.92%          -9.39%/-9.87%
--------------------------------------------------------------------------------
Class B        +6.46%/+5.56%         +8.97%/+8.12%        -10.53%/-11.03%
--------------------------------------------------------------------------------
Class C        +7.41%/+6.52%         +9.96%/+9.12%          -4.89%/-5.38%
--------------------------------------------------------------------------------
Class D        +6.73%/+5.84%         +9.23%/+8.39%          -6.86%/-7.36%
================================================================================

SEC Average Annual Compound Rates of Return for periods ended March 31, 1997
(at maximum applicable sales charge) [3,4,5]
--------------------------------------------------------------------------------
               Life of Fund
              (since 1/22/92)           5 Years               1 Year
--------------------------------------------------------------------------------
Class A        +6.69%/+5.81%          +9.04%/+8.18%       -6.55%/-7.03%
--------------------------------------------------------------------------------
Class B        +6.88%/+5.97%          +9.27%/+8.39%       -7.76%/-8.27%
--------------------------------------------------------------------------------
Class C        +7.83%/+6.93%         +10.25%/+9.38%       -1.93%/-2.43%
--------------------------------------------------------------------------------
Class D        +7.17%/+6.27%          +9.55%/+8.68%       -3.77%/-4.29%
--------------------------------------------------------------------------------

Top 10 Holdings
(by percentage of net assets)

 1     Nomura Securities              Japan            2.4%
 2     Royal Dutch Petroleum          Netherlands      1.9%
 3     British Telecom                United Kingdom   1.6%
 4     Novartis                       Switzerland      1.6%
 5     Dai-Ichi Kangyo Bank           Japan            1.6%
 6     Nippon Telegraph & Telephone   Japan            1.6%
 7     Glaxo Wellcome                 United Kingdom   1.6%
 8     British Petroleum              United Kingdom   1.5%
 9     Nestle                         Switzerland      1.3%
10     Unilever                       United Kingdom   1.3%

These securities represent an aggregate of 16.4% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

5 Largest Country Positions
(by percentage of net assets)

[BAR GRAPH]
Japan                         28.1%
United Kingdom                16.1%
Germany                        9.8%
France                         9.6%
Australia                      5.9%

Total: 69.5%

Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the countries listed in this table.

[1] The Morgan Stanley Europe, Australia, Far East Index is a commonly used measure of international stock market performance. The index is unmanaged and does not take sales transactions into account. Direct investment in the index is not possible; results are for illustrative purposes only.

[2] +2.10% for Class B shares; +2.69% for Class C shares; +2.10% for Class D shares.

[3] All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class may include periods prior to the adoption of class designations in 1994, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.


[4] Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "D" share contingent deferred sales charges, where applicable.


[5] Performance results
for the Fund are increased by the voluntary reduction of Fund fees and expenses. The first figure reflects expense reduction; the second shows what results would have been without subsidization.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
April 30, 1997

--------------------------------------------------------------------------------
                                                         Value
                                           Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS 98.7%
Australia 5.6%
Amcor Ltd. ..............................    45,000   $   296,046
Broken Hill Proprietary Co. Ltd.   ......    40,000       563,987
CRA Ltd.*  ..............................    32,000       477,143
GIO Australia Holdings Ltd.  ............   140,000       414,879
Lend Lease Corp. ........................    10,000       191,375
National Australia Bank   ...............    35,000       479,022
News Corp. Ltd.  ........................    75,000       345,668
Normandy Mining Ltd.*  ..................   150,000       183,654
North Ltd.*   ...........................   115,000       405,634
Pasminco Ltd.*   ........................   115,000       218,826
Woolworths Ltd.  ........................   100,000       294,783
                                                      -----------
                                                        3,871,017
                                                      -----------
Austria 0.9%
Bohler Uddeholm AG* .....................     3,000       216,458
EVN Energie-Versorgung AG ...............     1,500       185,553
VA Stahl AG*  ...........................     5,950       234,923
                                                      -----------
                                                          636,934
                                                      -----------
Belgium 1.1%
GPE Bruxelles*   ........................     1,890       277,553
Kredietbank*  ...........................       750       292,133
Societe Generale de Belgique*   .........     2,340       208,145
                                                      -----------
                                                          777,831
                                                      -----------
Bermuda 0.5%
Isleinvest Ltd.*+   .....................    95,821       377,248
                                                      -----------
Canada 0.8%
Advanced Material Resources Ltd.*  ......   133,000       337,974
Kemgas Ltd.*  ...........................   200,000       239,800
                                                      -----------
                                                          577,774
                                                      -----------
Channel Islands 0.2%
India Fund Cl. B+   .....................   100,000       162,075
                                                      -----------
China 0.6%
Beijing Datang Power
  Generation Co. Ltd.  ..................   395,000       205,238
Guangshen Railway*  .....................   365,000       174,337
                                                      -----------
                                                          379,575
                                                      -----------
Croatia 0.6%
Pliva d.d. GDR*[dbldag]   ...............     9,000       143,824
Zagrebacka Banka GDR*  ..................     7,000       247,625
                                                      -----------
                                                          391,449
                                                      -----------

--------------------------------------------------------------------------------
                                                          Value
                                           Shares       (Note 1)
--------------------------------------------------------------------------------
France 9.6%
Alcatel Alsthom* ........................     4,400   $   489,266
AXA* ....................................     9,000       553,739
Axime*  .................................     1,125       135,312
Cap Gemini*   ...........................     5,150       311,921
Cie de Michelin Cl. B* ..................     6,000       335,235
Cie de St. Gobain*  .....................     1,600       214,375
Cie Financiere Paribas Cl. A*   .........     5,200       327,957
Credit Commerce France*   ...............     6,000       266,255
Credit Local de Fractional*  ............     4,075       377,024
Danone* .................................     3,200       466,033
Eaux Cie Generale*  .....................     3,500       487,535
Elf Aquitaine SA*   .....................     3,000       290,928
L'Air Liquide*   ........................     2,300       346,389
Lafarge*   ..............................     6,000       393,524
Schneider SA*    ........................     7,000       394,586
Total SA Cl. B*  ........................     4,750       393,900
Union Assured Federales*  ...............     2,500       297,696
Usinor Sacilor*  ........................    15,200       229,699
Valeo SA   ..............................     5,000       308,404
                                                      -----------
                                                        6,619,778
                                                      -----------
Germany 9.5%
Adidas AG* ..............................     1,600       166,763
Allianz AG*   ...........................     4,350       843,977
BASF AG*   ..............................    17,575       677,913
Bayer AG*  ..............................     7,650       304,357
Commerzbank AG*  ........................    17,750       476,087
Daimler-Benz AG* ........................     8,275       614,485
Deutsche Bank AG*   .....................     4,000       211,110
Deutsche Telekom AG*   ..................    13,500       292,950
MAN AG* .................................     1,013       291,885
Metallgesellschaft AG* ..................     8,100       167,444
Siemens AG ..............................    13,075       708,185
Thyssen AG ..............................     2,445       532,964
Viag AG*   ..............................     1,220       542,442
Volkswagen AG*   ........................     1,120       712,045
                                                      -----------
                                                        6,542,607
                                                      -----------
Hong Kong 1.8%
Hong Kong & China Gas Co. Ltd.  .........   222,000       352,495
Hutchison Whampoa*  .....................    30,000       222,681
Swire Pacific Ltd. Cl. A* ...............    40,000       308,526
Swire Pacific Ltd. Cl. B* ...............    50,000        66,482
Television Broadcasts Ltd.*  ............    65,000       266,830
                                                      -----------
                                                        1,217,014
                                                      -----------
Indonesia 0.3%
PT Indosat ADR*  ........................     6,300       173,250
                                                      -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            Value
                                               Shares      (Note 1)
--------------------------------------------------------------------------------
Ireland 0.1%
Peterhead Group PLC* ........................    58,107   $    58,875
                                                          -----------
Israel 0.2%
Koor Industries Ltd. ADR   ..................     9,500       165,062
                                                          -----------
Italy 2.4%
Assic Generali*   ...........................    12,500       209,164
Banca Popular di Milano*   ..................    45,000       221,560
Credito Italiano* ...........................   235,000       329,405
Edison SPA* .................................    32,500       172,354
ENI SPA*    .................................    60,000       304,525
Stet* .......................................    85,000       401,872
                                                          -----------
                                                            1,638,880
                                                          -----------
Japan 28.1%
Alps Electric Co.*   ........................    35,000       408,083
Amada Co.*  .................................    36,000       269,146
Asahi Bank* .................................    90,000       550,912
Bank of Tokyo* ..............................    40,000       633,395
Canon Inc.  .................................    15,000       355,694
Clarion Co.*   ..............................   105,000       363,966
Dai Nippon Printing* ........................    20,000       360,815
Dai-Ichi Kangyo Bank Ltd.* ..................   100,000     1,095,049
Denso Corp. .................................    17,000       387,048
Fanuc*   ....................................    10,000       341,119
Fujikura ....................................    65,000       485,445
Kao Corp.*  .................................    31,000       361,445
Kirin Brewery Co.*   ........................    50,000       433,293
Kubota Corp.*  ..............................   115,000       530,902
Kumagai Gumi Co.* ...........................   120,000       160,712
Mitsubishi Chemical Corp.* ..................   105,000       353,212
Mitsubishi Estate Co. Ltd. ..................    60,000       756,293
Mitsubishi Heavy Industries Ltd.*   .........    50,000       330,090
Mitsui & Co.   ..............................    49,000       374,058
Mitsui Engineering & Shipbuilding Co. Ltd.*     210,000       360,657
Nippon Telegraph & Telephone Corp.* .........       155     1,092,882
Nissan Fire & Marine Insurance   ............    89,250       305,855
Nomura Securities ...........................   150,000     1,678,024
Ono Pharmaceutical   ........................    20,000       567,219
Rohm Co. ....................................     5,000       387,600
Secom Co.*  .................................     6,000       356,875
Sekisui Chemical  ...........................    75,000       720,841
Sharp Corp.*   ..............................    27,000       350,967
Showa Denko*   ..............................   150,000       356,875
Sony Corp.  .................................     5,000       363,966
Sumitomo Electric Industries  ...............    25,000       338,756
TDK Corp.   .................................     5,000       360,421
Teijin Ltd.*   ..............................   100,000       404,144

--------------------------------------------------------------------------------
                                                             Value
                                               Shares      (Note 1)
--------------------------------------------------------------------------------
Japan (cont'd)
Tokio Marine & Fire Insurance Co. Ltd. ......    36,000   $   351,676
Tokyo Nissan Auto Sales Co. Ltd.*   .........    23,000        72,478
Tokyo Steel Manufacturing* ..................    35,000       374,995
Toto* .......................................    40,000       400,894
Toyo Seikan Kaisha*  ........................    20,000       367,117
Toyoda Automatic Loom Works*  ...............    20,000       359,239
Yamanouchi Pharmaceutical Co.*   ............    17,000       362,942
Yasuda Trust & Banking*    ..................   220,000       514,752
Yokogawa Electric*   ........................    55,000       385,197
                                                          -----------
                                                           19,385,049
                                                          -----------
Korea 0.5%
Korea Electric Power Corp. ADR*  ............     8,400       142,800
Samsung Electronics Ltd. GDR*[dbldag]  ......    10,000       233,700
                                                          -----------
                                                              376,500
                                                          -----------
Luxembourg 0.3%
Arbed SA*   .................................     2,000       204,040
                                                          -----------
Malaysia 0.5%
Commerce Asset Holdings BHD*  ...............    25,000       149,355
Renong BHD* .................................   150,000       205,512
                                                          -----------
                                                              354,867
                                                          -----------
Mexico 0.3%
Grupo Carso SA de CV*   .....................    30,000       173,284
                                                          -----------
Netherlands 6.2%
ABN Amro Holdings NV*   .....................     5,000       343,633
Ahold Kon NV*  ..............................     5,000       341,323
Akzo Nobel NV* ..............................     2,500       322,076
Gucci Group NV*   ...........................     5,600       388,500
ING Groep NV*  ..............................    21,250       834,381
Kon Ptt*    .................................    12,000       426,218
Royal Dutch Petroleum Co.* ..................     7,200     1,286,783
Ver Ned Uitgevers ...........................    16,000       330,955
                                                          -----------
                                                            4,273,869
                                                          -----------
New Zealand 0.2%
Fletcher Challenge   ........................    55,000       154,419
                                                          -----------
Norway 0.6%
Storebrand ASA Series A*   ..................    65,000       399,792
                                                          -----------
Panama 0.2%
Banco Latinoamericano de Exportaciones
  SA Cl. E  .................................     3,500       160,563
                                                          -----------
Philippines 0.2%
Philippine Long Distance Telephone Co. ADR*       3,000       167,250
                                                          -----------
Poland 0.3%
Bank Gdanski SA GDR*++  .....................    15,000       202,986
                                                          -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        Value
                                                        Shares        (Note 1)
--------------------------------------------------------------------------------
Russia 0.2%
Rao Gazprom ADR*++  ................................     8,800     $   137,280
                                                                   -----------
Singapore 1.6%
Development Bank of Singapore Ltd.* ................    25,000         297,064
Keppel Corp.*  .....................................    81,250         353,627
Parkway Holdings Ltd.*  ............................    50,000         203,799
United Overseas Bank Ltd.* .........................    25,000         234,888
                                                                   -----------
                                                                     1,089,378
                                                                   -----------
Spain 2.9%
Acerinox SA ........................................     2,000         292,193
Banco Bilbao Vizcaya SA ............................     5,950         400,451
Banco Popular Espagnol SA  .........................     1,264         268,007
Repsol SA   ........................................     7,250         303,974
Tabacalera SA Series A*    .........................     6,750         338,874
Telefonica de Espagna   ............................    15,040         385,245
                                                                   -----------
                                                                     1,988,744
                                                                   -----------
Sweden 1.0%
ABB AB Series A   ..................................    25,000         304,345
Skandia Foersaekrings AB   .........................    14,150         409,455
                                                                   -----------
                                                                       713,800
                                                                   -----------
Switzerland 5.6%
Ciba Specialty Chemicals AG*  ......................     2,653         228,567
CS Holding AG* .....................................     2,820         317,563
Holderbank Financiere Glarus AG* ...................        76          59,136
Nestle SA*  ........................................       745         904,654
Novartis AG ........................................       853       1,123,754
Roche Holdings AG*   ...............................        72         608,100
Schweiz Bankverein AG*  ............................     1,010         220,623
Sudelektra Holding*  ...............................       180         151,414
Zurich Versicherun*  ...............................       850         279,086
                                                                   -----------
                                                                     3,892,897
                                                                   -----------
United Kingdom 15.8%
Arjo Wiggins Appleton PLC  .........................   100,000         298,217
Ascot Holdings PLC*  ...............................    16,000          73,647
Ashurst Technology Ltd.+   .........................   250,000         178,955
Bass PLC*   ........................................    25,000         322,528
BAT Industries PLC   ...............................    81,000         681,345
BG PLC*  ...........................................   119,000         343,306
BOC Group PLC  .....................................    25,000         382,800
British Biotech PLC* ...............................    59,000         232,366
British Petroleum Co. PLC  .........................    90,000       1,032,739
British Telecom PLC* ...............................   155,000       1,135,494
BTR PLC  ...........................................    79,000         322,658
Cable & Wireless PLC*   ............................    45,000         346,526

--------------------------------------------------------------------------------
                                                                    Value
                                                       Shares      (Note 1)
--------------------------------------------------------------------------------
United Kingdom (cont'd)
Commercial Union PLC ...............................    26,000     $   286,548
Euro Sales Finance PLC Cl. A+*   ...................   163,560         331,362
Glaxo Wellcome PLC   ...............................    55,000       1,081,280
Great University Stores PLC*  ......................    34,000         352,674
Guinness PLC*  .....................................    75,000         619,935
J. Sainsbury PLC  ..................................    50,000         268,233
Lasmo PLC   ........................................    45,000         162,642
Marks & Spencer PLC* ...............................    45,000         356,645
National Westminster Bank PLC ......................    28,000         331,280
Northern Foods PLC*  ...............................    62,000         209,011
Rank Group PLC .....................................    48,000         330,632
Rolls Royce PLC   ..................................    55,000         216,613
Sun Life & Provincial Holdings PLC  ................    36,000         173,874
Unilever NV ........................................    33,000         866,986
                                                                   -----------
                                                                    10,938,296
                                                                   -----------
Total Common Stocks (Cost $64,918,412) .............                68,202,383
                                                                   -----------
EQUITY-RELATED SECURITIES 0.9%
General Property Trust Units  ......................   100,000         183,264
Daimler-Benz AG Rts.*   ............................     8,275             956
GEA AG Pfd.*   .....................................       700         238,480
Upton & Southern Holdings PLC Cv. Pfd. *  ..........   115,207         187,655
                                                                   -----------
Total Equity-Related Securities (Cost $620,154) ....                   610,355
                                                                   -----------
Total Investments (Cost $65,538,566)--99.6%  .......                68,812,738
Cash and Other Assets, Less Liabilities--0.4%   ....                   279,792
                                                                   -----------
Net Assets--100.0%   ...............................               $69,092,530
                                                                   ===========
Federal Income Tax Information:
At April 30, 1997, the net unrealized appreciation
  of investments based on cost for Federal income
   tax purposes of $65,538,566 was as follows:
Aggregate gross unrealized appreciation for
  all investments in which there is an excess
  of value over tax cost  ..........................               $ 6,123,632
Aggregate gross unrealized depreciation for
  all investmentsin which there is an excess of                     (2,849,460)
  tax cost over value  .............................               -----------
                                                                   $ 3,274,172
                                                                   ===========

-------------------------------------

  * Nonincome-producing securities.

    ADR and GDR stand for American Depositary Receipt and Global Depositary Receipt, respectively, representing ownership of foreign securities.

 +  Security determined to be illiquid by the Directors.

++ Security restricted as to public resale. At April 30, 1997, there were no outstanding unrestricted securities of the same class as those held. The total cost and market value of restricted securities at April 30, 1997 were $661,808 and $717,790 (1.04% of net assets), respectively.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1997

Assets
Investments, at value (Cost $65,538,566) (Note 1)  ...  $68,812,738
Foreign currency, at value (Cost $2,536,420) .........    2,525,377
Receivable for securities sold   .....................    3,798,606
Dividends and interest receivable   ..................      229,273
Foreign tax receivable  ..............................      115,207
Receivable from Distributor (Note 3)   ...............       76,356
Receivable for fund shares sold  .....................       48,645
                                                        -----------
                                                         75,606,202
Liabilities
Payable for securities purchased .....................    5,733,007
Accrued transfer agent and shareholder services
  (Note 2)  ..........................................      212,877
Payable for fund shares redeemed .....................       93,739
Payable to custodian .................................       76,084
Accrued management fee (Note 2)  .....................       56,959
Accrued directors' fees (Note 2) .....................       45,308
Accrued distribution and service fees (Note 5)  ......       28,238
Other accrued expenses  ..............................      267,460
                                                        -----------
                                                          6,513,672
                                                        -----------
Net Assets                                              $69,092,530
                                                        ===========
Net Assets consist of:
 Unrealized appreciation of investments
   and foreign currency ..............................  $ 3,252,296
 Accumulated net realized loss on investments
   and foreign currency ..............................   (3,388,496)
 Shares of beneficial interest   .....................   69,228,730
                                                        -----------
                                                        $69,092,530
                                                        ===========
Net Asset Value and redemption price per share of
  Class A shares ($18,216,398 [dividedby] 1,927,565
  shares of beneficial interest)  ....................        $9.45
                                                              =====
Maximum Offering Price per share of Class A shares
  ($9.45 [dividedby] .955) ...........................        $9.90
                                                              =====
Net Asset Value and offering price per share of
  Class B shares ($24,362,549 [dividedby] 2,640,018
  shares of beneficial interest)* ....................        $9.23
                                                              =====
Net Asset Value, offering price and redemption price
  per share of Class C shares ($22,996,762 [dividedby]
  2,411,598 shares of beneficial interest) ...........        $9.54
                                                              =====
Net Asset Value and offering price per share of
  Class D shares ($3,516,821 [dividedby] 381,292
  shares of beneficial interest)* ....................        $9.22
                                                              =====

-------------------------------------
* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended April 30, 1997

Investment Income
Dividends, net of foreign taxes of $71,402 ............   $  472,064
Interest, net of foreign taxes of $48..................       17,839
                                                          ----------
                                                             489,903
Expenses
Management fee (Note 2)  ..............................      349,709
Transfer agent and shareholder services (Note 2) ......      208,231
Custodian fee   .......................................      154,709
Reports to shareholders  ..............................       63,813
Audit fee .............................................       22,330
Service fee-Class A (Note 5)   ........................       23,853
Distribution and service fees-Class B (Note 5)   ......      131,871
Distribution and service fees-Class D (Note 5)   ......       21,399
Directors' fees (Note 2) ..............................        7,743
Legal fees   ..........................................        3,072
Amortization of organization costs (Note1) ............        2,697
Registration fees  ....................................        1,140
Miscellaneous   .......................................        9,571
                                                          ----------
                                                           1,000,138
Expenses borne by the Distributor (Note 3) ............     (216,427)
                                                          ----------
                                                             783,711
                                                          ----------
Net investment loss   .................................     (293,808)
                                                          ----------
Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency
Net realized loss on investments (Notes 1 and 4) ......   (1,179,201)
Net realized loss on foreign currency (Note 1)   ......     (101,248)
                                                          ----------
  Total net realized loss   ...........................   (1,280,449)
                                                          ----------
Net unrealized appreciation of investments ............    3,505,918
Net unrealized depreciation of foreign currency  ......      (36,718)
                                                          ----------
  Total net unrealized appreciation  ..................    3,469,200
                                                          ----------
Net gain on investments and foreign currency  .........    2,188,751
                                                          ----------
Net increase in net assets resulting from operations      $1,894,943
                                                          ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
April 30, 1997

                                      Six months ended       Year ended
                                       April 30, 1997     October 31, 1996
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss ...............     $   (293,808)       $   (592,238)
Net realized loss on investments
  and foreign currency* ...........       (1,280,449)         (2,377,922)
Net unrealized appreciation of
  investments and foreign
  currency ........................        3,469,200           1,601,264
                                        ------------        ------------
Net increase (decrease) resulting
  from operations .................        1,894,943          (1,368,896)
                                        ------------        ------------
Net decrease from fund share
  transactions (Note 6)   .........      (14,862,712)         (6,239,509)
                                        ------------        ------------
Total decrease in net assets ......      (12,967,769)         (7,608,405)

Net Assets
Beginning of period ...............       82,060,299          89,668,704
                                        ------------        ------------
End of period .....................     $ 69,092,530        $ 82,060,299
                                        ============        ============
* Net realized loss for Federal
  income tax purposes (Note 1)  ...     $   (965,200)       $ (1,469,788)
                                        ============        ============

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1997

Note 1

State Street Research International Equity Fund (the "Fund"), is a diversified series of State Street Research Portfolios, Inc. ("Portfolios"), which was organized as a Maryland corporation in April, 1991 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in January, 1992. Portfolios consists presently of two separate funds: State Street Research International Equity Fund and State Street Research International Fixed Income Fund.

The investment objective of the Fund is to achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-U.S. companies. Non-U.S. companies for these purposes are companies domiciled outside the United States.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Directors declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.


A. Investment Valuation

Securities traded on domestic stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last reported sales price. Each security traded primarily on non-domestic securities exchanges is generally valued at the preceding closing value of such security on the exchange where it is primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Directors or its delegates. If no closing price is available, then such security is valued at the mean between the last current bid and asked prices or


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

by using the last available closing price. Domestic securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers that make markets in the securities. All non-U.S. securities traded in the over-the-counter market are valued at the last sale quote or the last closing bid price, if there is no active trading in a particular security for a given day. Portfolio securities traded both in the over-the-counter market and on a securities exchange are valued according to the broadest and most representative market. Securities for which market quotations are not readily available are valued as determined in good faith by or under the authority of the Directors. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. Net Investment Income

Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Portfolios.

D. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At October 31, 1996, the Fund had a capital loss carryforward of $2,057,829 available, to the extent provided in regulations, to offset future capital gains, if any, of which $588,041 and $1,469,788 expires on October 31, 2003 and 2004, respectively.

F. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and amortized under the straight-line method over a period of five years.

G. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


Note 2

The Fund and State Street Research & Management Company (the "Investment Manager"), a wholly owned, indirect subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Investment Manager receives monthly fees at an annual rate of 0.95% of the Fund's average daily net assets. The Investment Manager has entered into a Sub-Investment Management Agreement with GFM International Investors Limited (the "Sub-Investment Manager"), an affiliate of the Investment Manager and a substantially wholly owned, indirect subsidiary of Metropolitan, pursuant to which the Sub-Investment Manager has assumed the overall responsibility for managing the investments of the Fund. During the six months ended April 30, 1997, the Fund paid the Investment Manager $349,709 in management fees. The Fund has no responsibility for the payment of fees to the Sub-Investment Manager.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Fund's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 1997, the amount of such expenses was $78,809.

The fees of the Directors not currently affiliated with the Investment Manager amounted to $7,743 during the six months ended April 30, 1997.


Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended April 30, 1997, the amount of such expenses assumed by the Distributor and its affiliates was $216,427.


Note 4

For the six months ended April 30, 1997, purchases and sales of securities, exclusive of short-term obligations, aggregated $67,266,713 and $81,060,532, respectively.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 5

Portfolios has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended April 30, 1997, fees pursuant to such plan amounted to $23,853, $131,871 and $21,399 for Class A, Class B and Class D shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $2,943 and $17,117, respectively, on sales of Class A shares of the Fund during the six months ended April 30, 1997, and that MetLife Securities, Inc. earned commissions aggregating $30,449 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $77,069 and $742 on redemptions of Class B and Class D shares, respectively, during the same period.

Note 6

The authorized capital stock of the Fund currently consists of 100,000,000 shares, $.01 par value per share. The Fund reserves the right to issue additional classes of shares.

Share transactions were as follows:

                                           Six months ended                        Year ended
                                            April 30, 1997                      October 31, 1996
                                   ---------------------------------   ----------------------------------
Class A                               Shares            Amount            Shares            Amount
--------------------------------   ---------------   ---------------   ---------------   ----------------
Shares sold   ..................       182,957        $  1,728,260        1,219,188       $ 11,886,027
Shares repurchased  ............      (544,754)         (5,129,501)      (1,339,064)       (12,879,562)
                                     ---------        ------------      -----------       ------------
Net decrease  ..................      (361,797)       $ (3,401,241)        (119,876)      $   (993,535)
                                     =========        ============      ===========       ============

Class B                                Shares            Amount            Shares             Amount
--------------------------------   ---------------   ---------------   ---------------   ----------------
Shares sold   ..................       279,753        $  2,589,692        1,649,800       $ 15,674,421
Shares repurchased  ............      (844,800)         (7,799,376)      (1,439,371)       (13,641,573)
                                     ---------        ------------      -----------       ------------
Net increase (decrease)   ......      (565,047)       $ (5,209,684)         210,429       $  2,032,848
                                     =========        ============      ===========       ============

Class C                                Shares            Amount            Shares             Amount
--------------------------------   ---------------   ---------------   ---------------   ----------------
Shares sold   ..................       436,870        $  4,162,901          945,704       $  9,234,435
Shares repurchased  ............      (892,301)         (8,493,584)      (1,687,889)       (16,384,857)
                                     ---------        ------------      -----------       ------------
Net decrease  ..................      (455,431)       $ (4,330,683)        (742,185)      $ (7,150,422)
                                     =========        ============      ===========       ============

Class D                                Shares            Amount            Shares             Amount
--------------------------------   ---------------   ---------------   ---------------   ----------------
Shares sold   ..................        68,503        $    629,806          377,202       $  3,629,056
Shares repurchased  ............      (276,557)         (2,550,910)        (403,584)        (3,757,456)
                                     ---------        ------------      -----------       ------------
Net decrease  ..................      (208,054)       $ (1,921,104)         (26,382)      $   (128,400)
                                     =========        ============      ===========       ============

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:


                                                                             Class A
                                                            -----------------------------------------
                                                            Six months
                                                               ended                   Year ended October 31
                                                            April 30,     ----------------------------------------
                                                              1997***      1996***       1995***          1994**
                                                            ---------     --------      --------         -------
Net asset value, beginning of period                        $  9.22       $  9.34        $ 10.98          $ 10.54
                                                            -------       -------        -------          -------
Net investment loss*                                          (0.03)        (0.04)         (0.08)           (0.04)
Net realized and unrealized gain (loss)
 on investments and foreign currency                           0.26         (0.08)         (1.04)            0.48
                                                            -------       -------        -------          --------
 Total from investment operations                              0.23         (0.12)         (1.12)            0.44
                                                            -------       -------        -------          --------
Distribution from net realized gains                             --            --          (0.52)              --
                                                            -------       -------        -------          --------
 Total distributions                                             --            --          (0.52)              --
                                                            -------       -------        -------          --------
Net asset value, end of period                              $  9.45       $  9.22        $  9.34          $ 10.98
                                                            =======       =======        =======          =======
Total return                                                   2.49%++      (1.28)%+      (10.38)%+          4.17%++
Net assets at end of period (000s)                          $18,216       $21,116        $22,497          $22,579
Ratio of operating expenses to average net assets*             1.90%+++      1.90%          1.90%            1.90%+++
Ratio of net investment loss to average net assets*           (0.56)%+++    (0.37)%        (0.82)%          (0.87)%+++
Portfolio turnover rate                                       89.95%       132.36%        100.68%           80.60%
 Average commission rate@                                   $0.0107       $0.0069             --               --

*Reflects voluntary assumption of fees or expenses
 per share in each period (Note 3)                          $  0.03       $  0.05        $  0.06          $  0.03


                                                                                   Class B
                                                             ----------------------------------------------------
                                                             Six months
                                                                ended             Year ended October 31
                                                              April 30,    --------------------------------------
                                                               1997***         1996***     1995***       1994**
                                                             -----------      --------     -------       ------

Net asset value, beginning of period                         $  9.04        $  9.22       $  10.93      $ 10.54
                                                             -------        -------       --------      -------
Net investment loss*                                           (0.06)         (0.11)         (0.15)       (0.06)
Net realized and unrealized gain (loss) on
 investments and foreign currency                               0.25          (0.07)         (1.04)        0.45
                                                             -------        -------       --------      -------
 Total from investment operations                               0.19          (0.18)         (1.19)        0.39
                                                             -------        -------       --------      -------
Distribution from net realized gains                              --             --          (0.52)          --
                                                             -------        -------       --------      -------
 Total distributions                                              --             --          (0.52)          --
                                                             -------        -------       --------      -------
Net asset value, end of period                               $  9.23        $  9.04        $  9.22       $ 0.93
                                                             =======        =======        =======       ======

Total return                                                    2.10%++       (1.95)%+      (11.09)%+      3.70%++
Net assets at end of period (000s)                           $24,363        $28,971        $27,614      $18,904
Ratio of operating expenses to average net assets*              2.65%+++       2.65%          2.65%        2.65%+++
Ratio of net investment loss to average net assets*            (1.32)%+++     (1.13)%        (1.54)%      (1.61)%+++
Portfolio turnover rate                                        89.95%        132.36%        100.68%       80.60%
 Average commission rate@                                    $0.0107        $0.0069             --           --
* Reflects voluntary assumption of fees or expenses
  per share in each period (Note 3)                          $  0.03        $  0.05        $  0.06      $  0.03



--------------------------------------------------------------------------------
 ** March 1, 1994 (commencement of share class designations) to October 31,
    1994.
*** Per-share figures have been calculated using the average shares method.
+++ Annualized.
  + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
 ++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
  @ For fiscal years beginning on or after November 1, 1995, the Fund is required to disclose its average commission rate per share paid for security trades.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                          Class C
                                                         --------------------------------------------------------------------------
                                                          Six months
                                                            ended                          Year ended October 31
                                                          April 30,   ----------------------------------------------------------
                                                           1997***      1996***      1995***      1994         1993       1992***
                                                           -------      -------      -------     ------       ------    ---------
Net asset value, beginning of period                     $  9.29       $  9.39     $ 11.01      $  9.56     $  6.50     $  7.40
                                                         -------       -------     -------      -------     -------     -------
Net investment income (loss)*                              (0.01)        (0.02)      (0.05)       (0.07)      (0.02)       0.04
Net realized and unrealized gain (loss)
  on investments and foreign currency                       0.26         (0.08)      (1.05)        2.09        3.17       (0.94)
                                                         -------       -------     -------      -------     -------     ---------
 Total from investment operations                           0.25         (0.10)      (1.10)        2.02        3.15       (0.90)
                                                         -------       -------     -------      -------     -------     ---------
Dividends from net investment income                          --            --          --        (0.05)      (0.04)         --
Distributions from net realized gains                         --            --       (0.52)       (0.52)      (0.05)         --
                                                         -------       -------     -------      -------     -------     ---------
 Total distributions                                          --            --       (0.52)       (0.57)      (0.09)         --
                                                         -------       -------     -------      -------     -------     ---------
Net asset value, end of period                           $  9.54       $  9.29     $  9.39      $ 11.01     $  9.56     $  6.50
                                                         =======       =======     =======      =======     =======     ========
Total return                                                2.69%++      (1.06)%+   (10.16)%+     22.73%+     48.95%+    (12.16)%++
Net assets at end of period (000s)                       $22,997       $26,649     $33,883      $54,631     $27,767     $10,418
Ratio of operating expenses to average net assets*          1.65%+++      1.65%       1.65%       1.65%        1.65%       1.65%+++
Ratio of net investment income (loss)
 to average net assets*                                    (0.31)%+++    (0.16)%     (0.51)%     (0.75)%      (0.37)%      0.79%+++
Portfolio turnover rate                                    89.95%       132.36%     100.68%      80.60%      116.12%      77.83%
Average commission rate@                                 $0.0107       $0.0069          --          --           --          --

* Reflects voluntary assumption of fees or expenses
  per share in each period (Note 3)                      $  0.03       $  0.05     $  0.06     $  0.05      $  0.08     $  0.10


                                                                                          Class D
                                                       -----------------------------------------------------------------------
                                                          Six months                    Year ended October 31
                                                           ended             -----------------------------------------
                                                        April 30, 1997***        1996***       1995***            1994**
                                                        -----------------      ----------     ---------          --------
Net asset value, beginning of period                    $  9.03                 $  9.22        $ 10.93            $ 10.54
                                                        -------                 -------        -------            -------
Net investment loss*                                      (0.06)                  (0.11)         (0.15)             (0.07)
Net realized and unrealized gain (loss)
 on investmentsand foreign currency                        0.25                   (0.08)         (1.04)              0.46
                                                        -------                 -------        -------            -------
 Total from investment operations                          0.19                   (0.19)         (1.19)              0.39
                                                        -------                 -------        -------            -------
Distribution from net realized gains                         --                      --          (0.52)                --
                                                        -------                 -------        -------            -------
 Total distributions                                         --                      --          (0.52)                --
                                                        -------                 -------        -------            -------
Net asset value, end of period                          $  9.22                 $  9.03        $  9.22            $ 10.93
                                                        =======                 ======        ========            =======
Total return                                               2.10%++                (2.06)%+      (11.09)%+            3.70%++
Net assets at end of period (000s)                      $ 3,517                 $ 5,324         $5,674             $2,134
Ratio of operating expenses to average net assets*         2.65%+++                2.65%          2.65%              2.65%+++
Ratio of net investment loss to average net assets*       (1.36)%+++              (1.10)%        (1.55)%            (1.62)%+++
Portfolio turnover rate                                   89.95%                 132.36%        100.68%             80.60%
Average commission rate@                                $0.0107                 $0.0069             --                 --

* Reflects voluntary assumption of fees or expenses
  per share in each period (Note 3)                     $  0.03                 $  0.05        $  0.06              $0.03


--------------------------------------------------------------------------------

  ** March 1, 1994 (commencement of share class designations) to October 31,
     1994.
 *** Per-share figures have been calculated using the average shares method. **** January 22, 1992 (commencement of operations) to October 31, 1992.
 +++ Annualized.
   + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
  ++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
   @ For fiscal years beginning on or after November 1, 1995, the Fund is required to disclose its average commission rate per share paid for security trades.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors of State Street
Research Portfolios, Inc. and the Shareholders of
State Street Research International Equity Fund


We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of State Street Research International Equity Fund (a series of State Street Research Portfolios, Inc.) as of April 30, 1997, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended October 31, 1996 and the financial highlights for the six months ended April 30, 1997 and for each of the years in the five year period ended October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at April 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of State Street Research International Equity Fund (a series of State Street Research Portfolios, Inc.) at April 30, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Boston, Massachusetts
June 6, 1997

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND DIRECTORS OF
STATE STREET RESEARCH PORTFOLIOS, INC.
--------------------------------------------------------------------------------

Fund Information

State Street Research
International Equity Fund
One Financial Center
Boston, MA 02111


Investment Manager
State Street Research &
Management Company
One Financial Center
Boston, MA 02111


Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111


Sub-Investment Manager
GFM International
Investors Limited
5 Upper St. Martins Lane
London, WC2H 9EA
England


Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032


Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110


Legal Counsel
Goodwin, Procter & Hoar LLP
LLPExchange Place
Boston, MA 02109


Independent Accountants
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110


Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer


Peter C. Bennett
Steven J. Brunnock
Justin T. Donegan
Simon H. Holdsworth
John H. Kallis
Rosamunde M. Price
Nicholas Sanjana
Thomas A. Shively
Ian R. Vose
James M. Weiss
Vice President


Gerard P. Maus
Treasurer


Robert G. Barrett
Joseph W. Canavan
Gerald R. Grace
Douglas A. Romich
Assistant Treasurer


Francis J. McNamara, III
Secretary and General Counsel


Darman A. Wing
Assistant Secretary and
Assistant General Counsel


Amy L. Simmons
Christopher P. Nicholas
Assistant Secretary


Directors

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company


Steve A. Garban
Retired; formerly Senior Vice President for Finance and
Operations and Treasurer, The Pennsylvania State University


Malcolm T. Hopkins
Former Vice Chairman of the Board and Chief Financial
Officer, St. Regis Corp.


Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private investments and civic affairs


Robert A. Lawrence
Associate, Saltonstall & Co.


Dean O. Morton
Retired; formerly Executive Vice
President, Chief Operating
Officer and Director,
Hewlett-Packard Company


Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.


Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts Institute of Technology

[back cover]


State Street International Equity Fund                [indicia]
One Financial Center                                  Bulk Rate
Boston, MA 02111                                     U.S. Postage
                                                         PAID
                                                     Randolph, MA
                                                    Permit No. 600







Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
         State Street Research
         Shareholder Services
         P.O. Box 8408
         Boston, MA 02266-8408

[State Street Research Logo]

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

The Dalbar award recognizes quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  3978-970620(0798)SSR-LD                        IEF-817D-697IBS